Notes to the cash flow statements	12 Months Ended
Sep. 30, 2022
Notes to the cash flow statements
Notes to the consolidated cash flow statement

Note 36. Notes to the cash flow statements

Accounting policy

Cash and balances with central banks include cash held at branches and in ATMs, balances with overseas banks in their local currency and balances with central banks including accounts with the RBA and accounts with overseas central banks.

Reconciliation of net cash provided by/(used in) operating activities to net profit for the year is set out below.

	Consolidated			Parent Entity
$m	2022	2021	2020	2022	2021
Net profit for the year	5,699	5,463	2,292	12,178	4,613
Adjustments:
Depreciation, amortisation and impairment	1,581	3,054	2,473	1,304	2,775
Impairment charges	524	(348)	3,371	629	(222)
Net decrease/(increase) in current and deferred tax	427	350	(1,112)	139	(195)
(Increase)/decrease in accrued interest receivable	(544)	183	239	(499)	173
(Decrease)/increase in accrued interest payable	794	(423)	(1,260)	645	(340)
(Decrease)/increase in provisions	(621)	(1,716)	1,925	(549)	(1,722)
Other non-cash items	1,869	(253)	(693)	(4,416)	1,067
Cash flows from operating activities before changes in operating assets and liabilities	9,729	6,310	7,235	9,431	6,149
Net (increase)/decrease in:
Collateral paid	(1,524)	305	348	(1,658)	339
Trading securities and financial assets measured at FVIS	(3,750)	19,316	(8,756)	(3,890)	18,625
Derivative financial instruments	2,451	(2,420)	1,851	380	(1,874)
Loans	(36,345)	(15,098)	18,272	(32,696)	(11,228)
Other financial assets	279	(274)	273	(186)	258
Life insurance assets and life insurance liabilities	266	(593)	(277)	-	-
Other assets	20	6	70	37	(23)
Net increase/(decrease) in:
Collateral received	3,643	93	(1,096)	3,744	312
Deposits and other borrowings	35,054	33,737	28,910	33,586	28,696
Other financial liabilities	7,120	9,036	11,817	5,939	6,500
Other liabilities	11	(8)	4	41	(4)
Net cash provided by/(used in) operating activities	16,954	50,410	58,651	14,728	47,750

Note 36. Notes to the cash flow statements (continued)

Details of the assets and liabilities over which control ceased

Details of the entities over which control ceased are provided in Note 38.

	Consolidated			Parent Entity
$m	2022	2021	2020	2022	2021
Assets
Cash and balances with central banks	169	50	-	-	-
Trading securities and financial assets measured at FVIS	-	409	-	-	-
Loans	965	369	-	965	-
Other financial assets	66	688	-	-	-
Life insurance assets	2,366	-	-	-	-
Property and equipment	-	29	-	-	-
Deferred tax assets	39	4	-	-	-
Intangible assets	-	243	-	-	-
Other assets	168	226	-	-	-
Total assets	3,773	2,018	-	965	-
Liabilities
Other financial liabilities	34	110	-	-	-
Current tax liabilities	2	-	-	-	-
Life insurance liabilities	185	-	-	-	-
Provisions	52	9	-	4	-
Deferred tax liabilities	34	-	-	-	-
Other liabilities	213	720	-	-	-
Total liabilities	520	839	-	4	-
Total equity attributable to owners of WBC	3,253	1,179	-	961	-
Cash proceeds received (net of transaction costs)	2,284	1,322	-	1,013	-
Expected receivable (completion settlement)/deferred consideration	146	45	-	118	-
Total consideration	2,430	1,367	-	1,131	-
Gain/(loss) on disposal	(823)	188	-	170	-
Reconciliation of cash proceeds from disposal:
Cash proceeds received (net of transaction costs)	2,284	1,322	-	1,013	-
Less: Cash deconsolidated	(169)	(50)	-	-	-
Cash consideration (paid)/received (net of transaction costs and cash held)	2,115	1,272	-	1,013	-

Non-cash investing activities

On 16 June 2022 Westpac Overseas Holdings No.2 Proprietary Limited (WOH2PL), paid a dividend of $5,040 million to the Parent Entity which was reinvested into additional WOH2PL ordinary shares. These transactions were settled on a net basis and as a result no cash was transferred. As WOH2PL is a wholly owned subsidiary of the Parent Entity these transactions eliminate on consolidation.

Non-cash financing activities

	Consolidated			Parent Entity
$m	2022	2021	2020	2022	2021
Shares issued under the dividend reinvestment plan	-	401	273	-	401
Increase in lease liabilities	244	199	177	226	114

On 20 July 2022, $689 million of WCN2 were transferred to the WCN2 nominated party for $100 each pursuant to the WCN9 reinvestment offer. Those WCN2 were subsequently redeemed and cancelled by Westpac. On 23 September 2022, Westpac redeemed the remaining outstanding WCN2.

Note 36. Notes to the cash flow statements (continued)

Cash and balances with central banks

The following table provides the breakdown of cash and cash balances with central banks.

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Cash and cash at bank	14,711	16,504	14,226	16,156
Exchange settlement accounts	90,243	54,587	80,767	46,412
Regulatory deposits with central banks	303	262	189	186
Total cash and balances with central banks	105,257	71,353	95,182	62,754

Restricted cash

Certain of our foreign operations are required to maintain reserves or minimum balances with central banks in their respective countries of operation, totalling $303 million (2021: $445 million) for the Group and $189 million (2021: $369 million) for the Parent Entity which are included in cash and balances with central banks.